Financial liabilities - Reconciliation of Liabilities from Financing Activities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	SFr 170.0	SFr 187.3
thereof current	53.4	31.2	SFr 20.1
thereof non-current	190.3	138.8	167.2
Payments	(33.1)	(20.9)
Interest expenses paid	(6.4)	(4.2)
Additions	116.0	51.7
Lease modification	1.7	(45.5)
Accrued interest	6.4	4.2
Disposals	(0.3)	(3.0)
Exchange differences	(10.6)	0.3
Liabilities arising from financing activities at end of period	243.7	170.0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	160.5	180.9
thereof current	38.7	21.6	13.6
thereof non-current	190.3	138.8	167.2
Payments	(25.4)	(15.8)
Interest expenses paid	(6.4)	(4.2)
Additions	103.0	43.6
Lease modification	1.7	(45.5)
Accrued interest	6.4	4.2
Disposals	(0.3)	(3.0)
Exchange differences	(10.6)	0.3
Liabilities arising from financing activities at end of period	228.9	160.5
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	9.5	6.5
thereof current	14.8	9.5	6.5
thereof non-current	0.0	0.0	SFr 0.0
Payments	(7.7)	(5.1)
Interest expenses paid	0.0	0.0
Additions	13.0	8.2
Lease modification	0.0	0.0
Accrued interest	0.0	0.0
Disposals	0.0	0.0
Exchange differences	0.0	0.0
Liabilities arising from financing activities at end of period	SFr 14.8	SFr 9.5